Financial liabilities at amortized cost - Summary of Repurchase Agreements (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Amounts payable for repurchase agreements of government securities with financial institutions.	$ 443,712,802	$ 0
Securities-backed loan at the stock market	24,515,505	0
TOTAL	$ 468,228,307	$ 0